Fixed Assets Disclosure	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Fixed Assets Disclosure

NOTE 6 - FIXED ASSETS

Fixed assets consisted of the following at:

	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Office furniture & equipment	$32,895	$32,895
Less: accumulated depreciation	(9,444)	(5,525)
Total fixed assets, net	$23,451	$27,370

NOTE 6 - FIXED ASSETS

Fixed assets consisted of the following at:

	December 31,	December 31,
	2013	2012

Office furniture & equipment	$32,895	$19,109
Less: Accumulated depreciation	5,525	2,031
Total fixed assets, net	$27,370	$17,078